12. INCOME TAXES	12 Months Ended
Sep. 30, 2020
Notes
12. INCOME TAXES

12.INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2020	2019

Loss before income taxes	$(1,056,142)	$(997,369)

Expected income tax recovery	$(287,000)	$(271,000)
Permanent differences	(5,000)	4,000
Share issue costs	(21,000)	(22,000)
Change in unrecognized deductible temporary differences	313,000	289,000
Total deferred income tax (recovery) expense	$-	$-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2020	Expiry Date Range	2019	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	2,132,000	No expiry date	2,500,000	No expiry date
Property and equipment	16,000	No expiry date	16,000	No expiry date
Share issue costs	216,000	2021 to 2024	230,000	2020 to 2023
Allowable capital losses	3,762,000	No expiry date	3,221,000	No expiry date
Non-capital losses available for future periods	17,205,000	2026 to 2040	16,122,000	2026 to 2039

Expenditures related to the use of flow-through share proceeds are included in exploration costs but are not available as a tax deduction to the Company as the tax benefits of these expenditures are renounced to the investors. At September 30, 2020, the Company has an obligation for future flow-through expenditures of $Nil (2019: $128,753).

Tax attributes are subject to review, and potential adjustment, by tax authorities.